DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2019
Due to related party [Abstract]
Disclosure of detailed information about related party transactions [Table Text Block]
	2019	2018
	US$’000	US$’000

Due to related parties - trade (Note 5)	-	2
Due to related parties - non-trade (Note 5)	-	1
Due to joint ventures - non-trade (Note 5)	4,796	6,235
	4,796	6,238